Accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 5,315	$ 1,932
Employee related payables	2,840	2,630
VAT, sales, and other taxes	805	658
Total	$ 8,960	$ 5,220